Consolidated Statement of Changes in Equity (Parenthetical)			12 Months Ended
	Sep. 11, 2024	Sep. 09, 2024	Aug. 31, 2025
Statement of Stockholders' Equity [Abstract]
Reverse stock split	1-for-4 reverse stock split	1:4 Reverse Stock Split	1:4 Reverse Stock Split, each 4 pre-split